Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments And Contingencies Disclosure [Abstract]
Future Minimum Operating Lease Payments

Future minimum operating lease payments at December 31, 2016, are as follows:

2017	$23,394
2018	15,517
2019	11,991
2020	8,273
2021	7,557
Thereafter	7,018

Total minimum operating lease payments	$73,750